INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Profit (loss) before taxes	$ (1,863)	$ (1,401)
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Profit (loss) before taxes	40	(1,161)
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Profit (loss) before taxes	$ (1,903)	$ (240)